FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Federated Short-Intermediate Duration Municipal Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS) or Service Shares (SS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 15.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST	A	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST		A	IS	SS
Management Fee		0.40%	0.40%	0.40%
Distribution (12b-1) Fee		0.25%	none	0.25%
Other Expenses		0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses		1.04%	0.79%	1.04%
Fee Waivers and/or Expense Reimbursements	[1]	(0.08%)	(0.33%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.96%	0.46%	0.70%
[1]	Under the investment advisory contract, the Adviser is required to reimburse/waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses exceed (after voluntary waivers and reimbursements) 0.45% of the Fund's IS class average daily net assets. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. In addition, the Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense and extraordinary expenses, if any) paid by the Fund's A, IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 0.47% and 0.71% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) September 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that operating expenses for the A and SS classes are as shown in the table above and remain the same. The Example also assumes that your investment has a 5% return each year and that operating expenses for the IS class are based on the contractual expense limitation as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST - USD ($)	1 Year	3 Years	5 Years	10 Years
A	205	428	668	1,358
IS	47	148	258	579
SS	106	331	574	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund pursues its objective by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax. The Fund's investment adviser (“Adviser”) normally will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions), to pursue the Fund's investment objective, the Adviser may invest the Fund's assets in securities that may be subject to AMT. In such circumstances, interest from the Fund's investments may be subject to the AMT.

The Fund does not limit itself to securities of a particular maturity range. The Fund's dollar-weighted average portfolio duration will be less than five years. “Duration” measures the sensitivity of a security's price to changes in interest rates.

The Fund will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality), and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated AAA, AA, A or BBB by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth ratings category, respectively. Securities rated below investment grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB by Standard & Poor's, an NRSRO, would be noninvestment-grade securities. The Fund does not have a specific minimum quality rating.

The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, inverse floaters, municipal mortgage-backed securities, variable rate demand instruments and municipal notes. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying instrument(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund's portfolio or to hedge against potential losses.

The Fund also may invest in certain securities or other investments as described herein (such as, market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes).

Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Tax-Exempt Securities Risk. The amount of public information available about tax-exempt securities is generally less than for corporate equities or bonds. The secondary market for tax-exempt securities also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund's ability to sell its tax-exempt securities at attractive prices. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Tax-exempt issuers can and have defaulted on obligations, been downgraded or commenced insolvency proceedings. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
  Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Recent and potential future changes in government monetary policy are likely to affect the level of interest rates.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Tax Risk. In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. The Fund also may invest in market discount bonds, enter into credit default swap arrangements and other derivative transactions, and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Consequently, for each of these reasons, the Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes. Income from the Fund also may be subject to AMT.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities that are below investment-grade quality (which are also known as junk bonds), which may be subject to greater economic, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the fund invests and/or the stock market. Economic, political and financial conditions may, from time to time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund.  Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Short-Intermediate Duration Municipal Trust - IS Class

The Fund's IS class total return for the six-month period from January 1, 2016 to June 30, 2016, was 1.05%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 2.21% (quarter ended September 30, 2009). Its lowest quarterly return was (1.06)% (quarter ended June 30, 2013).

The IS class total returns, rather than the A or SS class total returns, were shown in the bar chart above and table below because in this combined Prospectus the IS class is the oldest class of Fund shares.
Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the IS class and after-tax returns for the A or SS classes will differ from those shown for the IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as a 401(K) Plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2015)
Average Annual Total Returns - FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST		1 Year	5 Year	10 Year	Since Inception	Inception Date
A	[1]	(0.88%)	1.42%		1.79%	Dec. 11, 2006
IS		0.58%	2.13%	2.52%		Dec. 11, 2006
IS | Return After Taxes on Distributions		0.58%	2.13%	2.52%		Dec. 11, 2006
IS | Return After Taxes on Distributions and Sale of Fund Shares		0.91%	2.02%	2.49%		Dec. 11, 2006
SS		0.33%	1.89%	2.29%		Dec. 11, 2006
S&P Municipal Bond Short Intermediate Index (reflects no deduction for fees, expenses or taxes)	[2]	1.96%	2.84%	3.70%	3.67%
S&P Municipal Bond 0-7 Years Investment Grade Non-AMT 5% Prerefunded Index (reflects no deduction for fees, expenses or taxes)	[3]	1.70%	2.38%	3.35%	3.34%
S&P 1-5 Year National AMT-Free Municipal Bond Index	[4]	1.12%	1.70%
Lipper Short Municipal Debt Funds Average	[5]	0.41%	1.21%	1.89%	1.72%
[1]	As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
[2]	The S&P Municipal Bond Short Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of one year and a maximum maturity of eight years. The S&P Municipal Bond Index is designed to track fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The S&P Municipal Bond Index includes bonds of all quality–from "AAA" to non-rated, including defaulted bonds–and from all sectors of the municipal bond market.
[3]	The S&P Municipal Bond 0-7 Years Investment Grade Non-AMT 5% Prerefunded Index represents the portion of the S&P Municipal Bond Investment Grade Index composed solely of investment-grade bonds (those with ratings higher than "BBB-"/"Baa3") with remaining maturities of between zero and seven years that are not subject to the AMT, 5% of which are pre-refunded.
[4]	The S&P 1-5 Year National AMT-Free Municipal Bond Index is a broad, comprehensive, market value-weighted index designed to measure the performance of the investment-grade tax-exempt U.S. municipal bond market with an effective maturity of 1 to 5 years. Bonds issued by U.S. territories, including Puerto Rico, are excluded from this index. Because the inception date for the S&P 1-5 Year National AMT-Free Municipal Bond Index was August 31, 2007, the index did not exist for part of the Fund's history presented in this Prospectus.
[5]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into their respective categories indicated.